Schedule of related party transactions (Details)	6 Months Ended
Jun. 30, 2026
Siyata PTT et Al [Member]
Related Party Transaction [Line Items]
Relationship with the company	A former subsidiary of the Group. Its Chief Executive Officer also serves as a director of the Group.